Risk/Return Detail Data - StrategicAdvisersUSTotalStockFund-PRO	Aug. 16, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Rutland Square Trust II
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Strategic Advisers® U.S. Total Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Strategic Advisers® U.S. Total Stock Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. stocks and in shares of other U.S. stock funds.Investing in domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).Allocating assets among affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity's FundsNetwork®, non-affiliated ETFs (collectively, underlying funds), and sub-advisers.Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Effective August 16, 2024, Strategic Advisers® Large Cap Fund ("Predecessor Fund") and another fund were reorganized into the fund ("Reorganization"). The Predecessor Fund, which had an investment objective that was identical to the fund's, was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance, which includes the historical performance of Strategic Advisers® Core Fund for periods prior to November 20, 2020 which was assumed by the Predecessor Fund in a prior reorganization. The performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the fund, for all periods prior to the Reorganization. Past performance may have been different if the fund's current fee structure had been in place during the period. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	16.17%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	20.84%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(20.16%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | Strategic Advisers U.S. Total Stock Fund
Risk/Return:
Management fee	0.44%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.04%	[1]
Total annual operating expenses	0.49%
Fee waiver and/or expense reimbursement	0.25%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.24%
1 year	$ 25
3 years	$ 77
2014	12.11%
2015	0.08%
2016	10.82%
2017	22.55%
2018	(5.82%)
2019	31.68%
2020	19.32%
2021	27.99%
2022	(17.34%)
2023	26.82%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | Return Before Taxes | Strategic Advisers U.S. Total Stock Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	26.82%
Past 5 years	16.08%
Past 10 years	11.71%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | After Taxes on Distributions | Strategic Advisers U.S. Total Stock Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	25.48%
Past 5 years	14.38%
Past 10 years	9.98%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | After Taxes on Distributions and Sales | Strategic Advisers U.S. Total Stock Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	16.76%
Past 5 years	12.66%
Past 10 years	9.11%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | WA006
Risk/Return:
Label	Dow Jones U.S. Total Stock Market Index℠
Past 1 year	26.06%
Past 5 years	15.05%
Past 10 years	11.40%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | IXS4W
Risk/Return:
Label	Strategic Adviser® U.S. Total Stock Fund Linked Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	11.61%

[1]	ABased on estimated amounts for the current fiscal year.
[2]	BStrategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2027, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.